united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-24031

IDIRECT PRIVATE CREDIT FUND
(Exact name of registrant as specified in charter)

60 East 42nd Street, 26th Floor, New York, NY	10165
(Address of principal executive offices)	(Zip code)

Indira Mahadeo, iCapital Registered Fund Adviser LLC
60 East 42nd Street, 26th Floor, New York, NY 10165
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 994-7400

Date of fiscal year end: 3/31

Date of reporting period: 9/30/25

Item 1. Reports to Stockholders.

(a)       Not Applicable

(b)       See Attached

iDirect
PRIVATE CREDIT FUND

iDirect Private Credit Fund
Semi-Annual Report

September 2025

iDirect Private Credit Fund
Sptember 30, 2025 (Unaudited)

Table of Contents

Portfolio Review	1
Portfolio of Investments	2
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Statement of Cash Flows	8
Statement of Financial Highlights	9
Notes to Financial Statements	11
Privacy Notice	21

iDirect Private Credit Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2025

The table below shows the total returns for iDirect Private Markets Fund, Bloomberg Aggregate Bond Index and the Morningstar LSTA US Leveraged Loan Index for the same time periods ended September 30, 2025 (1)

	Six Months Ended 9/30/2025	Since Inception July 11, 2025	Since Inception December 2, 2024
iDirect Private Credit Fund, Class I	2.24%	N/A	3.39%
iDirect Private Credit Fund, Class A	N/A	0.30%	N/A
iDirect Private Credit Fund, Class D	N/A	0.50%	N/A
Bloomberg Aggregate Bond Index (2)	6.13%	2.87%	4.33%
Morningstar LSTA US Leveraged Loan Index (3)	4.84%	1.54%	5.74%

(1)	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when repurchased, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the repurchases of Fund shares. For performance information current to the most recent month-end, please call 1-212-994-7333.

(2)	The Bloomberg US Aggregate Bond Index : The index is a broad-based flagship benchmark that measures the investment-grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency).

(3)	The Morningstar LSTA US Leveraged Loan Index is a market-value weighted index designed to measure the performance of the US leveraged loan market.

Holdings by Asset Type	% of Net Assets
Senior Secured Loans	52.1%
Short-Term Investments	28.4%
Investment Funds	18.7%
Other Assets	0.8%
Total	100.0%

iDirect Private Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2025

					Fair Value
	Investment Funds - 18.7% (1,2)
	United States
	Private Business Development Company - 9.4%
	Bain Capital Private Credit Offshore Access Fund, L.P.				$26,045,519

	Public Business Development Company - 9.3%
	Audax Private Credit Fund, LLC (4)				25,749,995
	Total Investment Funds (Cost $51,622,335)				51,795,514

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity Date	Fair Value
	Senior Secured Loans - 52.1% (1,2,3)
	United States
	Application Software - 6.2%
6,233,724	Cardinal Parent, Initial Term Loans	3M SOFR + 4.50%	8.651	5/19/2032	6,109,049
3,002,475	G-3 Apollo Acquisitions Corp, Term Loan	3M SOFR + 5.00%	9.070	3/10/2031	3,016,950
43,000	G-3 Apollo Acquisitions Corp, Revolver Loan (4)	3M SOFR + 5.00%	9.123	3/10/2031	43,000
1,890,625	Govineer Solutions LLC, Initial Term Loan (4)	3M SOFR + 5.00%	9.002	10/7/2030	1,890,625
6,250,000	TodayTix, Inc. Term Loan Facility	3M SOFR + 6.00%	10.734	5/8/2030	6,109,375
					17,168,999
	Asset Management and Custody Banks - 0.8%
329,959	Petra Borrower, LLC, DDTL (4)	3M SOFR + 5.75%	9.753	11/15/2030	321,701
1,773,804	Petra Borrower, LLC, Initial Term Loan	3M SOFR + 5.75%	10.071	11/15/2030	1,729,415
55,269	Petra Borrower, LLC, Revolver (4)	3M SOFR + 5.75%	9.916	9/30/2030	53,886
					2,105,002
	Diversified Mining & Metals - 0.8%
917,605	Associated Spring US LLC, Delayed Draw Term Loan (4)	3M SOFR + 5.75%	10.177	4/4/2030	917,605
1,410,457	Associated Spring US LLC, Initial Term Loan	3M SOFR + 5.75%	10.177	4/4/2030	1,410,457
					2,328,062
	Drug Retail - 1.7%
5,000,000	Avita Pharmacy, Term Loan (4)	3M SOFR + 4.25%	9.505	8/6/2030	4,564,973

	Education Services - 1.8%
80,978	Owl Acquisition, LLC, DDTL (4)	3M SOFR + 4.75%	9.070	4/17/2032	80,775
4,851,296	Owl Acquisition, LLC, Term Loan	3M SOFR + 4.75%	9.072	4/17/2032	4,839,168
					4,919,943
	Envidronmental & Facilities Services - 1.1%
1,718,476	WER Holdings, LLC, 2nd Amendment DDTL-UTZ Facility	1M SOFR + 5.50%	9.663	4/11/2030	1,709,884
829,794	WER Holdings, LLC, 2nd Amendment Term Loan Commitment	1M SOFR + 5.50%	9.816	4/11/2030	825,645
459,720	WER Holdings, LLC, Revolver Commitment (4)	1M SOFR + 5.50%	9.780	4/11/2030	457,421
					2,992,950
	Health Care Distributors - 0.5%
1,449,980	Prescott’s Inc. Refinancing Term Loan (4)	3M SOFR + 4.75%	8.751	12/30/2030	1,441,016

	Health Care Facilities - 3.8%
1,848,243	Blue Cloud Pediatric Surgery Centers, LLC, Closing Date Term Loan	3M SOFR + 5.25%	9.327	1/21/2031	1,839,001
134,542	Blue Cloud Pediatric Surgery Centers, LLC, DDTL (4)	3M SOFR + 5.25%	9.327	1/21/2031	133,870
187,771	Blue Cloud Pediatric Surgery Centers, LLC, Second Amendment DDTL (4)	3M SOFR + 5.25%	9.327	1/21/2031	186,832
1,185,577	Blue Cloud Pediatric Surgery Centers, LLC, Term Loan	3M SOFR + 5.25%	9.000	12/21/2031	1,173,721
4,931,034	CRH Healthcare Purchaser, Inc. Term Loan (4)	3M SOFR + 5.25%	9.273	9/17/2031	4,906,380
2,276,931	Orion Midco, LLC, Initial Term Loan (4)	3M SOFR + 5.25%	9.465	5/21/2031	2,260,485
					10,500,289
	Health Care Services - 5.6%
105,750	BCP Remed Holdings, Inc. Revolving Loan (4)	1M SOFR + 5.00%	9.163	2/28/2031	105,221
2,170,560	BCP Remed Holdings, Inc. Term Loan	1M SOFR + 5.00%	9.163	11/1/2031	2,159,707
470,588	HHS Buyer, Inc. Term Loan	3M SOFR + 5.50%	9.960	8/31/2028	465,882

See accompanying notes to financial statements.

iDirect Private Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity Date	Fair Value
	Senior Secured Loans - 52.1% (1,2,3) (continued)
	United States
	Health Care Services - 5.6% (continued)
2,968,750	MTS Buyer, Inc., Term Loan (4)	1M SOFR + 5.25%	9.413	6/3/2032	$2,946,484
574,265	NMA Holdings, LLC, Delayed Draw Term Loan (4)	3M SOFR + 5.00%	1.000	12/18/2030	88,478
1,931,471	NMA Holdings, LLC, Term Loan	3M SOFR + 5.00%	9.026	12/18/2030	1,920,786
2,423,077	Psychiatric Medical Care LLC, Initial Term Loan	3M SOFR + 4.75%	9.041	7/1/2032	2,392,788
9,472	RBFD Buyer, LLC, DDTL Commitment (4)	1M SOFR + 5.00%	9.363	10/31/2030	9,413
997,666	RBFD Buyer, LLC, Initial Term Loan	1M SOFR + 5.00%	8.913	9/14/2032	991,431
4,323,927	Surgical Center Solutions LLC, 2025 Refi Term Loan (4)	1M SOFR + 4.75%	9.066	3/25/2031	4,332,717
					15,412,907
	Human Resources & Employment Services - 2.2%
6,250,000	AQ Carver Buyer, Inc. (CoAdvantage) Incremental Term Loan	3M SOFR + 5.50%	9.817	4/2/2031	6,187,500

	Industrial Machinery and Supplies and Components - 4.9%
586,275	AeriTek Global, Initial Revolving Credit Agreement	3M SOFR + 6.50%	10.698	8/27/2030	583,343
5,913,725	AeriTek Global, Initial Term Loan	3M SOFR + 6.50%	10.698	8/27/2030	5,884,157
2,772,514	Shape Technologies Group, Inc., Term Loan	1M SOFR + 4.25%	11.400	9/6/2030	2,739,765
356,250	Vortex Companies, LLC, 5th Amendment DDTL Facility (4)	1M SOFR + 5.00%	11.250	9/4/2029	354,469
3,886,719	Vortex Intermediate, LLC, Term Loan Commitment	1M SOFR + 5.00%	9.316	9/4/2029	3,867,285
					13,429,019
	Internet Services & Infrastructure - 2.2%
6,218,750	Bridgepointe Technologies, LLC, Sixth Amendment Incremental Term Loan	3M SOFR + 5.00%	9.002	12/31/2027	6,205,067

	Leisure Facilities - 2.0%
5,572,035	CorePower Yoga, LLC Term Loan (4)	3M SOFR + 5.50%	9.502	4/30/2031	5,544,175

	Leisure Products - 0.8%
2,205,966	PlayPower, Inc. Initial Term Loan (4)	3M SOFR + 5.25%	9.549	8/28/2030	2,205,966

	Other Specialty Retail - 1.8%
1,410,584	Bridges Consumer Healthcare Intermediate, LLC, DDTL Commitment (4)	3M SOFR + 5.25%	9.450	12/20/2031	1,404,717
5,115,787	Bridges Consumer Healthcare Intermediate, LLC, Term Loan	3M SOFR + 5.25%	9.251	12/20/2031	3,689,794
					5,094,511
	Real Estate Services - 1.8%
769,348	Community Management Holdings Midco2, LLC, Delayed Draw Term Loan (4)	3M SOFR + 4.75%	9.072	11/1/2031	773,020
186,170	Community Management Holdings Midco2, LLC, Revolver (4)	3M SOFR + 4.75%	9.046	11/1/2031	186,170
3,969,415	Community Management Holdings Midco2, LLC, Term Loan	3M SOFR + 4.75%	9.046	11/1/2031	3,988,357
					4,947,547
	Research & Consulting Services - 8.0%
6,218,750	Accordion Partners LLC, First Amendment Term Loan	3M SOFR + 5.00%	9.002	11/15/2031	6,188,505
146,739	Aprio Advisory Group LLC, Revolving Loan (4)	3M SOFR + 4.75%	8.751	8/1/2031	145,878
1,494,248	Aprio Advisory Group, LLC, DDTL Commitment (4)	3M SOFR + 4.75%	8.751	8/1/2031	1,485,478
3,750,406	Aprio Advisory Group, LLC, Term SOFR Loan	3M SOFR + 4.75%	8.751	8/1/2031	3,728,395
5,693,384	KAMC Holdings, Initial Term Loan	3M SOFR + 5.25%	9.546	8/1/2031	5,664,917
143,130	KAMC Holdings, Revolving Credit Agreement (4)	3M SOFR + 5.25%	9.455	8/1/2031	142,414
4,413,306	Pearl Meyer & Partners, LLC, Initial Term Loan	3M SOFR + 4.75%	8.751	12/23/2031	4,407,681
241,935	Pearl Meyer & Partners, LLC, Revolver (4)	3M SOFR + 4.75%	8.788	12/23/2031	241,627
					22,004,895
	Restaurants - 0.6%
1,712,484	City Barbeque, LLC, Term A Loan (4)	1M SOFR + 5.35%	9.525	9/4/2030	1,713,685

	Specialized Consumer Services - 0.4%
1,023,281	Club Car Wash Operating LLC, 11th Delayed Draw Term Loan (4)	1M SOFR + 5.50%	0.000	6/16/2027	1,013,048

See accompanying notes to financial statements.

iDirect Private Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity Date	Fair Value
	Trading Companies and Distributors - 5.1%
108,599	Easy Ice, LLC, DDTL Commitment	3M SOFR + 5.40%	9.390	10/30/2030	$108,273
9,167	Easy Ice, LLC, Revolver	3M SOFR + 5.40%	9.710	10/30/2030	9,139
9,167	Easy Ice, LLC, Revolver	3M SOFR + 5.40%	9.571	10/30/2030	9,139
2,047,005	Easy Ice, LLC, Term Loan	3M SOFR + 5.40%	9.708	10/30/2030	2,040,845
441,895	Fifty U.S. BidCo, Australian Term Loan	3M SOFR + 5.00%	8.626	8/1/2031	290,893
50,231	Fifty U.S. BidCo, Australian Term Loan Facility	3M SOFR + 5.00%	8.626	8/1/2031	33,067
98,425	Fifty U.S. BidCo, Revolving Credit Agreement (4)	3M SOFR + 5.00%	9.002	8/1/2031	97,933
3,537,149	Fifty U.S. BidCo, U.S. Term Loan	3M SOFR + 5.00%	9.002	8/1/2031	3,519,463
252,221	Fifty U.S. BidCo, U.S. Term Loan Facility	3M SOFR + 5.00%	9.002	8/1/1931	250,960
2,315,555	Shrieve Chemical Company, LLC, Initial Term Loan	3M SOFR + 6.00%	10.299	10/30/2030	2,303,977
30,741	Shrieve Chemical Company, LLC, Revolving Credit Loan (4)	3M SOFR + 6.00%	10.299	10/30/2030	30,587
802,292	TCP Buyer, Inc. Revolver Commitment (4)	3M SOFR + 5.00%	0.500	3/12/2031	139,685
518,043	TCP Buyer, Inc. Term Loan Commitment (CAD)	3M SOFR + 5.00%	7.683	3/12/2031	372,304
4,823,155	TCP Buyer, Inc. Term Loan Commitment (USD)	3M SOFR + 5.00%	9.197	3/12/2031	4,823,155
					14,029,420

	Total Senior Secured Loans (Cost $145,117,611)				143,808,974

Shares
	Short-Term Investment - 28.4%
	Money Market Funds - 28.4%
77,611,350	Fidelity Treasury Portfolio, Class I, 4.01% (5)				77,611,350
711,221	Fidelity Government Portfolio Institutional Class, 4.08% (5)				711,221
	Total Short-Term Investment (Cost $78,322,571)				78,322,571

	Total Investments - 99.2% (Cost $275,062,517)				273,927,059
	Other Assets less liabilities - 0.8%				2,301,150
	Net Assets - 100.0%				276,228,209

(1)	The fair value of this investment is determined using significant unobservable inputs and is classified as level 3 on the GAAP hierarchy.

(2)	Securities restricted to resale represent $195,604,488, or 70.8% of net assets.

(3)	Variable or floating rate security. The rate in effect as of September 30, 2025, is based on the reference rate plus the displayed spread as of the security’s last reset date.

(4)	A portion of this investment was not funded as of September 30, 2025. The Fund had $34,388,982 at par value in unfunded commitments as of September 30, 2025 (Note 4).

(5)	Rate disclosed is the seven day effective yield as of September 30, 2025.

SOFR - Secured Overnight Financing Rate

See accompanying notes to financial statements.

iDirect Private Credit Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

ASSETS
Investments:
Investments at fair value (cost $275,062,517)	$273,927,059
Cash	1,250,000
Deferred offering cost	132,170
Interest income receivable	1,602,844
Receivable for fund shares sold	99,985
Prepaid expenses and other assets	1,091,330
TOTAL ASSETS	$278,103,388

LIABILITIES
Offering costs payable	445,146
Organizational costs	54,854
Management fee payable to adviser	879,676
Distribution and Servicing fees payable to distributor	8
Audit and tax fees	97,234
Legal fees	67,956
Service fee payable to related parties	66,183
Directors’ fees	36,469
Intrest expense	211,800
Accrued expenses and other liabilities	15,853
TOTAL LIABILITIES	1,875,179

NET ASSETS	$276,228,209

Composition of Net Assets:
Paid-in capital	$272,856,240
Accumulated earnings	3,371,969
NET ASSETS	$276,228,209

Class I Shares:
Net assets	$276,198,539
Shares of beneficial interest outstanding [$0 par value]	27,465,990
Net asset value (Net Assets ÷ Shares Outstanding), offering price and repurchase price per share	$10.06

Class A Shares:
Net assets	$1,003
Shares of beneficial interest outstanding [$0 par value]	100
Net asset value (Net Assets ÷ Shares Outstanding) and repurchase price per share	$10.03
Maximum offering price per share (net asset value plus maximum sales load of 3.50%)	$10.39

Class D Shares:
Net assets	$28,667
Shares of beneficial interest outstanding [$0 par value]	2,854
Net asset value (Net Assets ÷ Shares Outstanding), offering price and repurchase price per share	$10.05

See accompanying notes to financial statements.

iDirect Private Credit Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended September 30, 2025

	For the period from	For the period from
	July 12, 2025 to	April 1, 2025 to
	September 30, 2025	July 11, 2025
INVESTMENT INCOME
Interest income	$2,919,220	$1,963,242
Dividend income	848,454	1,120,558
TOTAL INVESTMENT INCOME	3,767,674	3,083,800

EXPENSES
Management fees	727,532	640,763
12b-1 Class A	2	—
12b-1 Class D	6	—
Pricing service fees	81,123	—
Offering costs	40,145	124,449
Legal fees	64,932	339,220
Administrative services fees	40,032	35,750
Audit and tax fees	27,055	46,129
Directors’ fees and expense	11,903	25,155
Printing and postage expense	10,823	5,591
Custodian fees	8,008	12,558
Accounting services fees	33,044	—
Transfer agent fees	26,602	—
Registration fees	15,058	—
Chief compliance officer fees	8,008	12,551
Insurance expense	2,597	916
Interest expense	6,630	—
Other expenses	4,632	2,534
TOTAL EXPENSES	1,108,132	1,245,616

Expense offset	(81,621)	(486,212)
Management fee waiver	—	(486,980)
NET EXPENSES	1,026,511	272,424

NET INVESTMENT INCOME	2,741,163	2,811,376

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN/(LOSS) ON:
Foreign currency transactions	(2,720)	1,573
NET REALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(2,720)	1,573

NET UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	(1,246,976)	118,312
Foreign currency translations	(75)	—
NET UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS AND FOREIGN CURRENCY	(1,247,051)	118,312

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,491,392	$2,931,261

The Statement of Operations includes two periods. The first period, April 1, 2025 to July 11, 2025, contains the period for which the Fund utilized capital account accounting treatment. The second period, July 12, 2025 to September 30, 2025, contains the period for which the Fund utilized unitized accounting treatment.

See accompanying notes to financial statements.

iDirect Private Credit Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the period	For the period
	from	from	For the
	July 12, 2025 to	April 1, 2025	Period Ended
	September 30, 2025	to July 11, 2025	3/31/2025 (1)
	(Unaudited)	(Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$2,741,163	$2,811,376	$535,379
Net realized gain/(loss) from investments	(2,720)	1,573	—
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(1,247,051)	118,312	(6,794)
Net increase in net assets resulting from operations	1,491,392	2,931,261	528,585

DISTRIBUTIONS TO INVESTORS
From net investment income	—	(1,365,380)	(509,660)
Total distributions to investors	—	(1,365,380)	(509,660)

BENEFICIAL INTEREST TRANSACTIONS
Proceeds from partner contributions	—	142,354,831	104,644,923
Proceeds from shares sold
Class I	26,122,707	—	—
Class A	1,000	—	—
Class D	28,550	—	—
Total increase in net assets from shares of beneficial interest	26,152,257	142,354,831	104,644,923

NET INCREASE IN NET ASSETS FROM OPERATIONS, DISTRIBUTIONS, AND BENEFICIAL INTEREST TRANSACTIONS	27,643,649	143,920,712	104,663,848

NET ASSETS
Beginning of period	248,584,560	104,663,848	—
End of period	$276,228,209	$248,584,560	$104,663,848

Class I:
Shares sold	27,465,990
Net increase in shares outstanding	27,465,990

Class A:
Shares sold	100
Net increase in shares outstanding	100

Class D:
Shares sold	2,854
Net increase in shares outstanding	2,854

(1)	Commencement of operations was December 2, 2024.

See accompanying notes to financial statements.

iDirect Private Credit Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Period Ended September 30, 2025

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$4,422,653
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(141,822,298)
Paydowns of investments	4,429,459
Net purchases of short-term investments	(50,658,294)
Net change in unrealized depreciation on investments	1,128,664
Net change in unrealized depreciation on foreign currency translations	75
Amortization of premium	33,760
Net realized losses from foreign currency transactions	1,147
Decrease in prepaid investment	5,000,000
Decrease in deferred offering cost	164,594
Increase in prepaid expenses and other assets	(1,091,330)
Increase in interest income receivable	(1,388,017)
Decrease in payable for securities purchased	(15,067,459)
Increase in payable due to adviser	1,246,874
Increase in distribution and servicing fees payable to distributor	8
Increase in service fee payable to related parties	65,183
Increase in directors’ fees	10,969
Increase in line of credit fees	211,800
Decrease in accrued expenses and other liabilities	(149,444)
Net cash used in operating activities	(193,461,656)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from partner contributions	142,354,831
Proceeds from shares issued	26,052,272
Distributions paid to shareholders	(1,874,980)
Net cash provided by financing activities	166,532,123

Effect of foreign exchange rate changes in cash	(1,147)

NET DECREASE IN CASH	(26,930,680)
CASH - BEGINNING OF PERIOD	28,180,680
CASH - END OF PERIOD	$1,250,000

See accompanying notes to financial statements.

iDirect Private Credit Fund
STATEMENT OF FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period End

	Class I	Class A	Class D

	For the Period	For the Period	For the Period
	July 11, 2025 to	July 11, 2025 to	July 11, 2025 to
	September 30, 2025	September 30, 2025	September 30, 2025
	(Unaudited)	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$10.00	$10.00	$10.00

Gain/(loss) from investment operations:
Net investment income (1)	0.10	0.08	0.09
Net realized and unrealized loss on investments	(0.04)	(0.05)	(0.04)
Net increase in net assets resulting from operations	0.06	0.03	0.05

Net asset value, end of period	$10.06	$10.03	$10.05

Total return (2,3)	0.60%	0.30%	0.50%

Net assets, end of period (000s)	$276,199	$1	$29

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets (4,5)	1.90%	2.78%	2.04%
Ratio of net expenses to average net assets (5)	1.76%	2.51%	1.92%
Ratio of net investment income to average net assets (5)	4.70%	4.11%	4.55%

Portfolio turnover rate (3)	0%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown exclude the effect of applicable sales charges and tender fees and assumes reinvestment of all distributions.

(3)	Not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

iDirect Private Credit Fund
STATEMENT OF FINANCIAL HIGHLIGHTS

	For the	For the
	Period Ended	Period Ended
	July 11, 2025	3/31/2025 (1)
	(Unaudited)

Total return (2)	1.64%	1.11%

Net assets, end of period (000s)	$248,585	$104,664

Ratios/Supplemental Data

Ratio of gross expenses to average net assets (3)	2.10%	3.15%
Ratio of net expenses to average net assets (3)	0.70%	0.80%
Ratio of net investment income to average net assets (3)	4.66%	3.40%

Portfolio turnover rate (2)	0%	0%

(1)	The Fund commenced operations on December 2, 2024.

(2)	Not annualized.

(3)	The net investment income and expenses ratios, excluding nonrecurring expenses, have been annualized for period less than twelve months.

See accompanying notes to financial statements.

iDirect Private Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2025

(1)	Organization

iDirect Private Credit Fund (the “Fund”) is a newly formed Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund was initially organized as a Delaware limited partnership on May 7, 2024, and commenced operations on December 2, 2024. The Fund became a registered investment company under the 1940 Act on December 3, 2024. The Fund was subsequently converted into a Delaware statutory trust on June 25, 2025, and its registration statement on Form N-2 was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on July 10, 2025. iDirect Private Credit Advisors, LLC is the investment adviser of the Fund (the “Adviser”).

The Fund currently offers three classes of shares of beneficial interest (the “Shares”): Class A, Class D and Class I. The minimum initial investment for an investor in the Fund is $2,500 for Class A Shares and Class D Shares and $1,000,000 for Class I Shares. The minimum additional investment in the Fund by any investor is $500 for Class A Shares and Class D Shares. There is no minimum subsequent investment amount for Class I Shares. Class A shares are sold at net asset value (“NAV”) plus a maximum sales charge of 3.50% and are subject to an annual distribution and servicing fee payable monthly. Class D Shares are sold at NAV and are subject to an annual distribution and servicing fee payable monthly. Class I shares are sold at NAV without an initial sales charge and are not subject to a distribution or shareholder servicing fee. All classes of Shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class-specific distribution fees), and realized and unrealized gains and losses are allocated proportionately daily based upon the relative net assets of each class.

The Fund’s investment objective is to seek attractive risk-adjusted returns with a focus on current income. The Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in private middle-market credit instruments, including direct lending investments (including first lien and unitranche loans and, to a lesser extent, second lien loans and mezzanine debt) (“Direct Loan Interests”) sourced by the Core Managers (as defined below), and to a lesser extent business development companies (“BDCs”), private credit funds, and the debt and equity tranches of collateralized loan obligations (“CLOs”) that are sponsored or managed by the Core Managers (collectively, “Investment Vehicle Interests,” and, together with the Direct Loan Interests, “Investment Interests”).. The “Core Managers” are Audax Management Company (NY), LLC or an affiliate (collectively, “Audax Private Debt”), Bain Capital Credit, LP. or an affiliate (collectively, “Bain Capital Credit”), and Charlesbank Capital Partners, LLC or an affiliate (collectively, “Charlesbank Credit”). The Fund intends to (i) invest approximately 90% of its assets in Investment Interests; (ii) allocate approximately one-third of the value of its Investment Interests sourced by, or sponsored or managed by, each Core Manager; and (iii) invest approximately 10% of its assets in more liquid securities for cash management purposes.

Operating Segments—The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Principal Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

iDirect Private Credit Fund
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
September 30, 2025

(2)	Significant Accounting Policies

Basis of Presentation—Under FASB’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies, the Fund follows accounting and reporting guidance for investment companies. The Fund’s financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Investment Transactions and Related Investment Income and Expense—Investment transactions are accounted for on a trade-date basis. Interest income is recognized on an accrual basis. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Realized gains or losses from investment transactions are recorded on a specific identification basis. Changes in the fair value of the investments are accounted for as a net change in unrealized gain or loss on the statement of operations.

Cash—Cash consists of monies held at UMB Bank, N.A. Such cash may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Short-Term Investments—Short-term investments represent investments in high-quality money market instruments and money market mutual funds and are recorded at NAV per share, which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Income Taxes—In accordance with ASC 740 Income Taxes, the Fund does not record a provision for U.S. federal, state, or local income taxes because the shareholders report their share of the Fund’s income or loss on their income tax returns. Generally, the Fund is subject to income tax examinations by major taxing authorities for the three years prior to the year covered by these financial statements.

Effective January 1, 2025, the Fund is qualified, and intends to elect, to be treated as a regulated investment company (“RIC”) under the provisions of the Internal Revenue Code and to distribute substantially all of its taxable income and net realized (after reduction for capital loss carryforwards) gains to shareholders.

The Fund is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authorities. Based on its analysis, the Fund has determined that it has not incurred any liability for unrecognized tax benefits for the periods from December 2, 2024 (commencement of operations) to March 31, 2025, and April 1, 2025 to September 30, 2025. The Fund does not expect that its assessment regarding unrecognized tax benefits will materially change over the next twelve months. However, the Fund’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions, compliance with U.S. federal, state and foreign tax laws, and changes in the administrative practices and precedents of the relevant taxing authorities.

iDirect Private Credit Fund
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
September 30, 2025

Foreign currency translation—Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Transactions denominated in foreign currencies, including purchases and sales of investments and income and expenses, are translated into U.S. dollar amounts on the date of those transactions. Adjustments arising from foreign currency transactions and translation of assets and liabilities denominated in foreign currencies are reflected in the statement of operations.

The Fund isolates that portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of investments held.

Reported net realized gain (loss) from foreign currency transactions arises from sales of portfolio securities; sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized loss from translation of assets and liabilities in foreign currencies arises from changes in the fair values of assets and liabilities, including investments in securities, resulting from changes in exchange rates.

(3)	Fair Value Measurements

The Fund utilizes various methods to measure the fair value of its investments. GAAP establishes a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC Topic 820, these inputs are summarized below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market for similar instruments, and fair value is determined through the use of models or other valuation methodologies.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. The categorization of Level 2 or Level 3 is based on the significance of the unobservable inputs to the overall valuation. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

iDirect Private Credit Fund
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
September 30, 2025

Direct Lending Investments—Direct lending investments are generally valued at their recent transaction price for the first whole calendar quarter after the investment is made. After the first whole calendar quarter, direct lending investments are generally valued using unobservable pricing inputs received from the Fund’s third-party valuation agents or its investment partners. The Adviser will continuously monitor the valuations of the Fund investments provided by the third-party valuation agent or its investment partners and review any material concerns with the Adviser’s Pricing and Valuation Committee. The values of the Fund’s direct lending investments are adjusted daily based on their remaining duration as well as certain market factors. The Adviser, other third-party valuation agents, and the Adviser’s Pricing and Valuation Committee monitor these estimates regularly and update them as necessary if macro or individual changes warrant any adjustments. At the end of the quarter, each valuation is adjusted based on the updated financial information received from the underlying companies. This information is updated as soon as it becomes available. This comprehensive approach to valuing direct lending investments highlights the importance of both initial transaction pricing and ongoing assessments by third-party valuation agents. The dual focus on daily and quarterly adjustments ensures that the Fund’s valuations remain relevant and reflective of market conditions.

Business Development Companies—BDCs are generally valued at their recent transaction price until the first net asset value statement is made available and adjusted for any subsequent subscriptions. Following that, BDCs will be valued based on their most recent net asset value statement and adjusted for any subsequent subscriptions or redemptions.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used to value the Fund’s investments by fair value hierarchy as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investment Funds	$—	$—	$51,795,514	$51,795,514
Senior Secured Loans	—	—	143,808,974	143,808,974
Money market fund	78,322,571	—	—	78,322,571
Total	$78,322,571	$—	$195,604,488	$273,927,059

The following table is a reconciliation of investments in which significant Level 3 unobservable inputs were used in determining fair value as of September 30, 2025:

	Beginning	Purchases	Sales and		Unrealized	Accrued	Transfers	Ending
	Balance	of	Paydowns of	Realized	Appreciation	Discounts	Into and Out	Balance
	3/31/2025	Investments	Investments	Loss	(Depreciation)	Premiums	of Level 3	9/30/2025
Investment Funds	$2,574,772	$49,047,563	$—	$—	$173,179	$—	$—	$51,795,514
Senior Secured Loans	56,799,436	92,774,735	(4,429,586)	(8)	(1,301,843)	(33,760)	—	143,808,974
	$59,374,208	$141,822,298	$(4,429,586)	$(8)	$(1,128,664)	$(33,760)	$—	$195,604,488

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of September 30, 2025:

	Fair Value at	Valuation	Unobservable
	9/30/2025	Techniques	Inputs	Range
Investment Funds	$51,795,514	Most Recent Reported Valuation	N/A	N/A
Senior Secured Loans	42,404,078	Recent Transaction Price	N/A	N/A
Senior Secured Loans	101,404,896	Yield Analysis	Discount Rate	7.75%-11.70%
	$195,604,488

iDirect Private Credit Fund
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
September 30, 2025

(4)	Unfunded Investment Commitments

The Fund may enter into certain loan agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed below at par value. As of September 30, 2025, the Fund had sufficient cash to cover these commitments.

As of September 30, 2025, the Fund had the following unfunded investment commitments:

Aprio Advisory Group, LLC	$822,368
Associated Spring US LLC	171,938
Audax Private Credit Fund, LLC	324,818
Avita Pharmacy	412,088
BCP Remed Holdings, Inc.	717,250
Blue Cloud Pediatric Surgery Centers, LLC	1,653,845
Bridges Consumer Healthcare Intermediate, LLC	1,099,126
City Barbeque, LLC	1,024,510
Club Car Wash Operating LLC	2,232,613
Community Management Holdings Midco2, LLC	1,303,191
CorePower Yoga, LLC	664,000
CRH Healthcare Purchaser, Inc.	1,568,966
Easy Ice, LLC	560,083
Fifty U.S. BidCo	1,870,079
G-3 Apollo Acquisitions Corp	1,247,000
Govineer Solutions LLC	859,375
KAMC Holdings	413,486
MTS Buyer, Inc.	2,031,250
NMA Holdings, LLC	719,853
Orion Midco, LLC	455,863
Owl Acquisition, LLC	1,317,727
Pearl Meyer & Partners, LLC	1,572,581
Petra Borrower, LLC	538,877
PlayPower, Inc.	294,034
Prescott’s Inc.	1,289,063
Psychiatric Medical Care LLC	576,923
RBFD Buyer, LLC	385,521
Shrieve Chemical Company, LLC	153,704
Surgical Center Solutions LLC	1,904,540
TCP Buyer, Inc	662,607
Vortex Companies, LLC	2,343,750
WER Holdings, LLC	3,197,953
$34,388,982

(5)	Investment Transactions

Purchases of investments and proceeds from sales and paydowns of investments (excluding short-term securities) for the six months ended September 30, 2025, were $141,822,298 and $4,429,459, respectively.

iDirect Private Credit Fund
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
September 30, 2025

(6)	Management Fees, Related Party Fees, and Expenses

Management Fees—For its investment management and administrative services to the Fund, the Fund will pay the Adviser a monthly fee (the “Management Fee”) equal to 0.1042% (i.e., 1.25% per annum) based on the Fund’s average daily net assets. The Management Fee is calculated and payable monthly in arrears. Prior to July 11, 2025, the Fund paid the Adviser 0.1042% (i.e., 1.25% per annum) of each Limited Partner’s NAV. Prior to July 11, 2025, the Management Fee was waived by an amount equal to 0.07917% (i.e., 0.95% per annum) of the NAV of each Limited Partner’s Capital Account per annum (the “Management Fee Waiver”), thereby reducing the Management Fee to 0.025% per month (i.e., 0.30% per annum). For the period July 12, 2025, to September 30, 2025, the Fund paid the Adviser $727,532 for Management Fees. Prior to July 11, 2025, the Fund incurred $640,763 in Management Fees, of which $486,980 was waived, as shown in the Fund’s Statement of Operations.

Related Party Fees—Prior to July 11, 2025, a fee for investor services provided by iCapital Markets LLC (“Distributor”) was assessed separately for each Class A Limited Partner (the Class A Limited Partner’s “Investor Servicing Fee”) equal to 0.0625% per month (i.e., 0.75% per annum) for each Class A Limited Partner. Upfront placement fees and sales commissions were paid, if any, by the limited partners and were not the expenses of the Fund.

The Fund has adopted a Plan of Distribution for Class A and Class D, the Fund pays a monthly fee out of the net assets of Class A and Class D Shares at the annual rate of 0.75% and 0.15% of the aggregate net asset value of the Class A and Class D Shares, based on the average daily NAV of the Fund’s Class A Shares and Class D Shares, respectively (before any repurchase of Shares) (the “Distribution and Servicing Fee”). The Fund will not pay any fee to the Distributor with respect to the distribution of Class I Shares. For the period from July 11, 2025, to September 30, 2025, the Distribution and Servicing Fees payable to the Distributor were $2 and $6 for Class A Shares and Class D Shares, respectively.

Expenses—The Fund bears its own ordinary operating expenses including administrative expenses, custodial costs, legal expenses, accounting expenses, auditing and tax preparation expenses, insurance premiums, shareholder meeting costs, and other expenses related to the Fund (collectively, the “Ordinary Operating Expenses”); and extraordinary expenses including, but not limited to, taxes, if any, imposed on the Fund, the costs of litigation brought by or against the Fund, any expenses associated with the Fund’s indemnification obligations, and any expenses relating to enforcing or protecting the Fund’s rights with respect to portfolio investments and investment expenses.

The Adviser entered into an “Expense Limitation and Reimbursement Agreement” with the Fund to limit until July 10, 2026 (the “Limitation Period”), the amount of “Specified Expenses” (as described below) borne by the Fund in respect of Class A Shares, Class D Shares and Class I Shares during the Limitation Period to an amount not to exceed 0.50% per annum of the Fund’s average daily net assets attributable to such Class (the “Expense Cap”). “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: (i) the Management Fee, Distribution and Servicing Fees and Investment Interest expenses (which consist of any costs or expenses in connection with the Fund’s acquisition of, or admission to, the Investment Interests (including transaction costs and legal costs associated with the Investment Interests) and any ongoing costs and expenses of the Investment Interests that are passed through to the Fund (i.e., acquired fund fees and expenses)); (ii) interest expenses and related borrowing costs incurred by the Fund; (iii) other investment-related expenses of the Fund (including financing, commitment, origination and other similar fees and expenses); (iv) taxes; and (v) litigation and other extraordinary expenses. The Adviser may extend the Limitation Period for the Fund on an annual basis. To the extent that Specified Expenses in respect of any Class of Shares for any month exceed the Expense Cap applicable to a Class of Shares, the Adviser will reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser bears Specified Expenses in respect of a Class of Shares, it is permitted to receive reimbursement for any expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the date on which such expenses were paid or borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Specified Expenses in respect of the applicable Class of Shares have fallen to a level below the Expense Cap and the reimbursement amount does not raise the level of Specified Expenses in respect of a Class of Shares in the month the reimbursement is being made to a level that exceeds the Expense Cap at the time of such reimbursement or the Expense Cap in place at the time

iDirect Private Credit Fund
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
September 30, 2025

the expense amounts were previously paid or borne by the Adviser (whichever is lower). For the period ended September 30, 2025, the Fund was reimbursed $81,621 by the Adviser, presented as part of the expense offset on the Statement of Operations.

Prior to July 11, 2025, to the extent that Capped Expenses (as defined below) payable in any fiscal year exceeded 0.40% per annum of the month-end NAV of the Fund for such fiscal year (the “Prior Expense Cap”) (“Excess Fund Expenses”), the Adviser or its affiliates voluntarily agreed to bear any such Excess Fund Expenses. “Capped Expenses” means Fund expenses, as listed above, excluding (i) the Management Fee, Investor Servicing Fee, Organization Costs and Investment Interest expenses (which consist of any costs or expenses in connection with the Fund’s acquisition of, or admission to, the Investment Interests (including transaction costs and legal costs associated with the Investment Interests) and any ongoing costs and expenses of the Investment Interests that are passed through to the Fund); (ii) interest expenses and related borrowing costs incurred by the Fund; (iii) other investment-related expenses of the Fund (including financing, commitment, origination and other similar fees and expenses); (iv) taxes; and (v) litigation and other extraordinary expenses. For the period ended September 30, 2025, the Fund was reimbursed $369,377 by the Adviser, presented as part of the expense offset on the Statement of Operations.

Organizational and Offering Expenses—Organizational costs are expensed as incurred. Offering costs are accounted for as a deferred charge from the commencement of operations and are thereafter amortized to expense over twelve months on a straight-line basis. Organizational costs consist of the costs of forming the Fund; drafting of bylaws, administration, custody and transfer agency agreements; and legal services in connection with the initial meeting of the Board. Offering costs consist of the costs of preparing, reviewing and filing with the SEC the Fund’s registration statement on Form N-2; the costs of preparing, reviewing and filing of any associated marketing or similar materials; the costs associated with the printing, mailing or other distribution of the Fund’s Prospectus, Statement of Additional Information and/or marketing materials; and the amounts of associated filing fees and legal fees associated with the offering. The Fund will pay for organizational and initial offering expenses up to a limit of $500,000. The Adviser, or its affiliates, will bear any organizational and initial offering expenses in excess of the $500,000 limit. The aggregate amount of organizational costs and offering costs recorded for the period ended September 30, 2025, was $0 and $164,594, respectively, as presented on the Statement of Operations.

The Board provides supervision of the affairs of the Fund. The Trustees of the Fund who are not affiliated with the Adviser receive an annual retainer and per meeting fees for special meetings and are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairperson of the Board, and the Audit Committee Chair, and the Nominating and Governance Committee Chair receive additional annual retainers. The Trustees do not receive any pension or retirement benefits from the Fund. Trustee fees and expenses incurred for the six months ended September 30, 2025, are included in the Consolidated Statement of Operations.

Ultimus Fund Solutions (“UFS”)—UFS provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to the servicing agreement with UFS, the Fund pays UFS customary fees for providing such services to the Fund. During the period ended September 30, 2025, certain officers of the Fund were also officers of UFS and were not paid any fees directly by the Fund for serving in such capacities. For the period from July 12, 2025 to September 30, 2025, the Fund incurred $40,032 of administrative service fees, $26,602 of transfer agent fees, and $33,044 of fund accounting fees, which are included in the Statement of Operations. As of September 30, 2025, the Fund has a payable to UFS of $46,532 for administration, transfer agent, and fund accounting fees, which is included in service fees payable to related parties on the Statement of Assets and Liabilities. For the period from April 1, 2025 to July 11, 2025, Ultimus Leverpoint Private Fund Solutions, LLC served as the Fund’s administrator, during which time the Fund incurred $35,750 of administrative service fees, which are included in the Statement of Operations. As of September 30, 2025, the Fund has a payable to Ultimus Leverpoint Private Fund Solutions, LLC of $19,500, which is included in service fees payable to related parties on the Statement of Assets and Liabilities.

Northern Lights Compliance Services, LLC (“NLCS”)—NLCS, a related party of UFS, provides compliance services and a chief compliance officer, pursuant to a consulting agreement between NLCS and the Fund. For the six months ended September 30, 2025, the Fund incurred $20,559 in NLCS customary fees which are included in chief compliance officer

iDirect Private Credit Fund
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
September 30, 2025

fees on the Statement of Operations. As of September 30, 2025, the Fund has a payable to NLCS of $151 for chief compliance officer fees, which is included in service fees payable to related parties on the Statement of Assets and Liabilities.

Blu Giant, LLC (“Blu Giant”)—Blu Giant, a related party of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the six months ended September 30, 2025, the Fund incurred and paid $16,414 in printing and postage expenses, which are included in the Statement of Operations.

(7)	Risks, Uncertainties, and Indemnifications

In the ordinary course of business, the Fund manages a variety of risks. The Fund identifies, measures and monitors risks through various control mechanisms. Multiple market risk factors exist which could cause the Fund to lose some or all of its invested capital. Market and other risks factors are outlined below:

General Economic and Other Risk Factors—The Fund’s investment in the Investment Interests can be significantly impacted by general economic and political conditions, global and domestic market and industry-specific economic conditions.

Political developments, cybersecurity attacks, natural disasters, public health crises, and other events outside of the Fund’s control can also adversely impact the Fund and its Investment Interests in material respects. For example, if any of these events occurred, it may have an impact on the Investment Interests’ fair value measurements, financing arrangements, or their ability to achieve their investment objectives, and the impact could be material.

Credit Risk and Concentration Risk—The Fund primarily invests in loans. Until such investments are sold or mature, the Fund is exposed to credit risk relating to whether the issuer will meet its obligation as it comes due.

The Fund is exposed to interest rate risk to the extent that changes in prevailing interest rates could negatively affect its value.

Liquidity Risk—The liquidity of the market for senior secured loans held by the Fund has fluctuated over time and may at times be illiquid. Liquidity relates to the ability of the Fund to sell an investment in a timely manner at a fair price. The market for less liquid investments may be more volatile than the market for highly liquid securities. Investments in relatively illiquid securities may restrict the ability of the Fund to dispose of its investments at a price and time that it wishes to do so. If the Fund were forced to dispose of an illiquid investment at an inopportune time, it might be forced to do so at a substantial discount to fair value, resulting in a loss to the Fund. The Fund’s investments in assets that the Adviser determines to have limited liquidity may constitute a material portion of the Fund’s investment portfolio.

Indemnifications—In the normal course of its business, the Fund enters into contracts and agreements with certain service providers, such as clearing and custody agents, trustees and administrators, that contain a variety of representations and warranties and which provide general indemnifications and guarantees against specified potential losses in connection with their activities as an agent of, or providing services to, the Fund. The Fund’s maximum exposure under these agreements is unknown, as this may involve future claims that could be made against the Fund and have not yet occurred. The Fund expects the risk of any future obligation under these arrangements to be remote and has not recorded any contingent liability in the financial statements for these indemnifications.

(8)	Repurchase of Shares

Beginning no later than the first full calendar quarter after six months from the commencement of investment operations, the Fund may periodically offer to repurchase Shares pursuant to written tenders from shareholders. The Adviser will recommend to the Board of Trustees, subject to its discretion, that the Fund repurchase Shares quarterly in an amount not exceeding 5% of the Fund’s net asset value.

iDirect Private Credit Fund
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
September 30, 2025

Any Shares held for less than one year (on a first-in, first-out basis) will be subject to an “Early Repurchase Fee” equal to 2% of their net asset value. Any Early Repurchase Fee charged will be retained by the Fund. The Board of Trustees may waive the Early Repurchase Fee if it determines that doing so is in the Fund’s best interests and does not unfairly discriminate against any shareholder.

There is no minimum number of Shares required for any repurchase offer. The Adviser generally expects to recommend quarterly repurchases as of March 31, June 30, September 30, and December 31 each year. Each repurchase offer will typically begin about 45 days before the applicable repurchase date.

(9)	Distributions to Shareholders and Tax Components of Capital

The Fund’s tax year end is September 30, 2025, as such, the information in this section is as of the Fund’s tax year end.

For the tax year ended September 30, 2025, the Fund paid distributions totaling $1,875,040, all of which were classified as ordinary income. No amounts were classified as long-term capital gain or return of capital.

As of September 30, 2025, the components of accumulated earnings on a tax basis are as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other
Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Total
Income	Gains	Late Year Loss	Forwards	Differences	Appreciation	Distributable Earnings
$4,546,962	$—	$—	$—	$(39,460)	$(1,135,533)	$3,371,969

The difference between book basis and tax basis accumulated ordinary income (loss) and other book/tax differences is primarily attributable to the unamortized portion of organization expenses for tax purposes.

Permanent book/tax differences, primarily attributable to the tax treatment of non-deductible expenses, resulted in a reclassification for the tax year ended September 30, 2025, as follows:

Distributable
Paid-in Capital	Earnings
$(295,771)	$295,771

These reclassifications had no effect on net assets.

The Statement of Assets and Liabilities presents cost basis for financial reporting purposes. Aggregate cost basis for federal tax purposes differs from fair value by net unrealized appreciation (depreciation) of securities, as follows:

Cost Basis for Federal Tax Purposes	$275,062,517

Unrealized Appreciation	$299,360
Unrealized Depreciation	(1,434,818)
Tax Net Unrealized Depreciation	$(1,135,458)

iDirect Private Credit Fund
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
September 30, 2025

(10)	Commitments and Contingencies

Effective September 22, 2025 (the “Closing Date”), the Fund entered into a secured loan and security agreement (the “Credit Facility”) with Royal Bank of Canada (the “Lender”). The Credit Facility provides a maximum permitted funded limit of $100 million (the “Committed Loan Limit”) and matures on September 22, 2030. It bears interest at the daily Secured Overnight Financing Rate (“SOFR”) plus 1.75% per annum. Beginning nine months after the Closing Date, the Fund pays the Lender a non-usage fee of 0.70% per annum on the unfunded amount below 25% of the Committed Loan Limit. The Fund did not utilize the Credit Facility during the six months ended September 30, 2025.

(11)	Subsequent Events

Subsequent to September 30, 2025, and through November 29, 2025, the date the financial statements were issued, the Adviser evaluated subsequent events and concluded that there were no events requiring accrual or disclosure.

PRIVACY NOTICE

What does iDirect Private Credit Fund (the “Fund”) do with your personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●   Social Security number and wire transfer instructions

●   Account transactions and transaction history

●   Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?

For our everyday business purposes Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes To offer our products and services to you	No	We don’t share

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes Information about your transactions and records	No	We don’t share

For our affiliates’ everyday business purposes Information about your creditworthiness	No	We don’t share

For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-888-524-9441

What we do

How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your non-public personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

●   Open an account or deposit money

●   Direct us to buy securities or direct us to sell your securities

●   Seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●   Sharing for affiliates’ everyday business purposes—information about your creditworthiness

●   Affiliates from using your information to market to you

●   Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● The Fund does not share with our affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies ● The Fund does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

iDirect Private Credit Fund
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2025

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISER
iDirect Private Credit Advisors, LLC
60 East 42nd Street, 26th Floor
New York, NY 10165

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

iDirect PC-SAR25

iDirect
PRIVATE CREDIT FUND

icapital.com

North America
New York City
Princeton
Greenwich
Boston
Boca Raton
Toronto
Stamford
Jacksonville
Salt Lake City

Europe
Zurich
London
Lisbon
Edinburgh

Asia
Hong Kong
Singapore
Tokyo

IMPORTANT INFORMATION
Securities may be offered through iCapital Markets LLC, a registered broker dealer, member of FINRA and SIPC and subsidiary of Institutional Capital Network, Inc. (d/b/a iCapital). These registrations and memberships in no way imply that the SEC, FINRA or SIPC have endorsed the entities, products or services discussed herein. iCapital is a registered trademark of Institutional Capital Network, Inc. Additional information is available upon request.

© 2025 Institutional Capital Network, Inc. All Rights Reserved.

Item 2. Code of Ethics.

Not applicable for Semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-annual reports

Item 5. Audit Committee of Listed Registrants. Not Applicable.

Item 6. Investments. Incorporated by reference.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Not Applicable

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for Semi-annual reports

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) iDirect Private Credit Fund

By (Signature and Title)

/s/ Nicholas Veronis

Nicholas Veronis, President/Principal Executive Officer

Date	12/08/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Nicholas Veronis

Nicholas Veronis, President/Principal Executive Officer

Date	12/08/2025

By (Signature and Title)

/s/ Indira Mahadeo

Indira Mahadeo, Treasurer/Principal Financial Officer

Date	12/08/2025